SUPPLEMENT DATED JULY 8, 2010
TO PROSPECTUS DATED MAY 1, 2010
FOR
TFLIC FREEDOM Elite Builder II
An Individual Flexible Premium Variable Life Insurance Policy

Issued through
TFLIC Series Life Account
By
Transamerica Financial Life Insurance Company

The following information hereby supplements or amends, and to the extent inconsistent replaces, certain information contained in your prospectus.

The following sentence is deleted from the first paragraph on page 49 of your prospectus under the heading “Making Premium Payments”:

We will consider any payments you make to be premium payments, unless you clearly identify them as loan repayments.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR MAY 1, 2010 PRODUCT PROSPECTUS